Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

	June 30, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$69,536	$69,536	$54,805	$54,805
Restricted cash	$6,904	$6,904	$6,840	$6,840
Ship mortgage notes and premium	$658,844	$529,722	$658,048	$589,185
Other long-term debt, net of deferred finance cost	$505,921	$511,932	$539,535	$546,614
Due from related parties, long-term	$28,257	$28,257	$16,474	$16,474
Due from related parties, short-term	$21,661	$21,661	$17,837	$17,837

Fair Value of Financial Instruments measured on a Non-Recurring Basis

	Fair Value Measurements at June 30, 2016 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$69,536	$69,536	$—		$—
Restricted cash	$6,904	$6,904	$—		$—
Ship mortgage notes and premium	$529,722	$529,722	$—		$—
Other long-term debt(1)	$511,932	$—	$511,932	(1)	$—
Due from related parties, long-term (Europe I, Europe II)	$21,828	$—	$21,828		$—

	Fair Value Measurements at December 31, 2015 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,805	$54,805	$—		$—
Restricted cash	$6,840	$6,840	$—		$—
Ship mortgage notes and premium	$589,185	$589,185	$—		$—
Other long-term debt(1)	$546,614	$—	$546,614	(1)	$—
Due from related parties, long-term (Europe I, Europe II)	$16,474	$—	$16,474		$—

(1	)The fair value of the Company's other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.